Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments	FAIR VALUE OF FINANCIAL INSTRUMENTS
Accounting policies
IFRS 9 “Financial Instruments” takes into account the following three aspects of booking financial instruments :
•Classification and measurement;
•Impairment and;
•Hedge accounting.
Loans and borrowings are initially measured at fair value and subsequently recorded at amortized cost.
Pursuant to IFRS 7 – Financial Instruments: Disclosures, the financial instruments are presented into three categories according to a hierarchical method used to establish their fair value.
If financial instruments are measured at fair value, they are measured according to a hierarchy comprising three levels of valuation inputs:
•Level 1: Fair value measured on the basis of quoted prices in active markets for identical assets or liabilities;
•Level 2: Fair value measured on the basis of valuation methods relying on quoted prices for similar assets, liabilities or observable inputs in active markets;
•Level 3: Fair value measured on the basis of valuation methods relying entirely or in part on unobservable inputs such as quoted prices in inactive markets or the valuation based on multiples for non-listed securities.
Financial detail
The following tables provide the financial assets and liabilities carrying values by category and fair values as of December 31, 2022 and December 31, 2021:

	As of 31/12/2021
	Carrying value				Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	3,133		3,133					3,133
Financial investments	—
Loans	388			388			388
Deposits and guarantees	397			397			397
Trade receivables	57			57			57
Cash and cash equivalents	258,756	258,756				258,756
TOTAL - Assets	262,731	258,756	3,133	842	—	258,756	842	3,133
Liabilities
Conditional advances	3,229				3,229			3,229
Convertible loans	48,097				48,097		48,097
Bank loans	15,824				15,824		15,824
Obligations under finance leases	7,069				7,069		7,069
Accrued interests	16				16		16
Trade payables	12,304				12,304		12,304
Other payables	579				579		579
TOTAL - Liabilities	87,118	—	—	—	87,118	—	83,889	3,229

	As of 31/12/2022
	Carrying value				Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	3,133		3,133					3,133
Other investments	483	483						483
Financial investments	4,550	4,550				4,550
Loans	428			428			428
Deposits and guarantees	335			335			335
Trade receivables	3,188			3,188			3,188
Cash and cash equivalents	136,001	136,001				136,001
TOTAL - Assets	148,119	141,034	3,133	3,951	—	140,551	3,951	3,617
Liabilities
Conditional advances	3,229				3,229			3,229
Convertible loans	50,276				50,276		52,708
Bank loans	15,196				15,196		15,196
Obligations under finance leases	6,559				6,559		6,559
Accrued interests	14				14		14
Trade payables	8,613				8,613		8,613
Other payables	1,325				1,325		1,325
TOTAL - Liabilities	85,214	—	—	—	85,214	—	84,416	3,229